Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Deferred provision - federal	$ 9,767	$ 3,372
Deferred provision - state	4,054	1,613
Total	13,821	4,985
Net change to valuation allowance	(13,821)	(4,985)
Total provision for income taxes